Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Comparison
In accordance with the Dodd-Frank Wall Street Reform and Consumer
P
rotection
Act
and applicable SEC rules, the following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC rules, for fiscal years 2022, 2021 and 2020. For more information about how our executive compensation program is designed to link a substantial portion of our NEOs’ realized compensation to the achievement of financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments, refer to our CD&A above.

Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of initial fixed $100 investment based on:		Stated in thousands
					Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income/ (Loss) ($) (6)	Adjusted EBITDA ($) (7)

2022	10,359,617	32,357,272	2,288,043	5,023,217	137.91	112.94	314,969	656,830

2021	7,126,991	10,653,090	1,389,533	1,885,751	52.99	69.90	(119,423)	113,962

2020	7,948,892	4,613,785	2,283,536	1,715,633	51.34	57.70	(346,883)	78,976

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Drummond, in the Summary Compensation Table (“SCT”) for fiscal years 2022, 2021 and 2020.

(2)
The dollar amounts reported represent the amount of compensation actually paid (as used and required to be computed in accordance with SEC rules, “CAP”). The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year. The following additions/(deductions) were applied to total compensation as reported in the Summary Compensation Table in determining compensation actually paid with respect to our CEO and, on average, our other NEOs:

(3)
The dollar amounts reflect the average total compensation for our NEOs, other than our CEO, reported in the “Total” column of the SCT. For 2021, reflects average total compensation for Messrs. Pucheu, McDonald and Gillard, as well as Mr. Henkes and
Ms. Ngo-Burns,
our Senior Vice President, Operations and former Chief Accounting Officer, respectively. For 2020, reflects average total compensation for Messrs. Pucheu and McDonald, as well as Messrs. Henkes, Vaclavik and Powell, our Senior Vice President, Operations; former Senior Vice President, Chief Commercial Officer; and former Executive Vice President & Chief Integration Officer, respectively.

(4)	Reflects cumulative total shareholder return of the Company, as of December 31, 2022, 2021 and 2020, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
Reflects cumulative total shareholder return of the PHLX Oil Service Sector Index (the “OSX”), as of December 31, 2022, 2021 and 2020. The OSX is the peer group used by NexTier for purposes of Item 201(e)(1(ii) of Regulation
S-K
under the Exchange Act in NexTier’s Annual Report on Form
10-K
for the year ended December 31, 2022.

(6)	Reflects net income (loss) as shown in NexTier’s Annual Report on Form 10-K for the years ended December 31, 2022, 2021 and 2020.

(7)	Reflects Adjusted EBITDA (as defined and used in our CD&A above), the Company-selected measure for 2022. For a reconciliation of net income to adjusted EBITDA, see Appendix B.

	CEO ($)			Average NEO Excluding CEO ($)
	2022	2021	2020	2022	2021	2020

Total Compensation from SCT	10,359,617	7,126,991	7,948,892	2,288,043	1,389,533	2,283,536

Equity Award Adjustments:

Grant date values in SCT	(7,213,744)	(4,999,999)	(6,469,226)	(1,236,031)	(753,799)	(960,544)

Year-end fair value of awards granted during the year that remain unvested at year end

RSU	5,641,907	3,549,365	1,541,495	1,000,919	556,553	312,925

PSU	3,972,930	5,299,051	3,150,770	—	724,910	429,511

PU	2,540,087	—	—	1,213,929	—	—

Stock Option	—	—	—	—	—	—

Change in fair value of awards granted in prior years and vested during the year

RSU	752,290	97,522	(1,032,654)	118,478	18,553	(402,411)

PSU	(957)	—	—	3,067	—	—

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	(4,752)	(41,238)

Vesting date fair value of awards granted and vested during the year

RSU	—	—	—	—	—	59,463

PSU	—	—	—	—	—	59,463

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	—	—

Change in fair value of awards granted in prior years that remain unvested at year end

RSU	4,596,143	41,398	(525,492)	540,655	6,349	(21,619)

PSU	11,708,999	(461,238)	—	1,094,157	(51,596)	—

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	—	(3,453)

Compensation Actually Paid	32,357,272	10,653,090	4,613,785	5,023,217	1,885,751	1,715,633

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reflect the average total compensation for our NEOs, other than our CEO, reported in the “Total” column of the SCT. For 2021, reflects average total compensation for Messrs. Pucheu, McDonald and Gillard, as well as Mr. Henkes and
Ms. Ngo-Burns,
our Senior Vice President, Operations and former Chief Accounting Officer, respectively. For 2020, reflects average total compensation for Messrs. Pucheu and McDonald, as well as Messrs. Henkes, Vaclavik and Powell, our Senior Vice President, Operations; former Senior Vice President, Chief Commercial Officer; and former Executive Vice President & Chief Integration Officer, respectively.

Peer Group Issuers, Footnote [Text Block]
(5)
Reflects cumulative total shareholder return of the PHLX Oil Service Sector Index (the “OSX”), as of December 31, 2022, 2021 and 2020. The OSX is the peer group used by NexTier for purposes of Item 201(e)(1(ii) of Regulation
S-K
under the Exchange Act in NexTier’s Annual Report on Form
10-K
for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 10,359,617	$ 7,126,991	$ 7,948,892
PEO Actually Paid Compensation Amount	$ 32,357,272	10,653,090	4,613,785
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of compensation actually paid (as used and required to be computed in accordance with SEC rules, “CAP”). The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year. The following additions/(deductions) were applied to total compensation as reported in the Summary Compensation Table in determining compensation actually paid with respect to our CEO and, on average, our other NEOs:

	CEO ($)			Average NEO Excluding CEO ($)
	2022	2021	2020	2022	2021	2020

Total Compensation from SCT	10,359,617	7,126,991	7,948,892	2,288,043	1,389,533	2,283,536

Equity Award Adjustments:

Grant date values in SCT	(7,213,744)	(4,999,999)	(6,469,226)	(1,236,031)	(753,799)	(960,544)

Year-end fair value of awards granted during the year that remain unvested at year end

RSU	5,641,907	3,549,365	1,541,495	1,000,919	556,553	312,925

PSU	3,972,930	5,299,051	3,150,770	—	724,910	429,511

PU	2,540,087	—	—	1,213,929	—	—

Stock Option	—	—	—	—	—	—

Change in fair value of awards granted in prior years and vested during the year

RSU	752,290	97,522	(1,032,654)	118,478	18,553	(402,411)

PSU	(957)	—	—	3,067	—	—

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	(4,752)	(41,238)

Vesting date fair value of awards granted and vested during the year

RSU	—	—	—	—	—	59,463

PSU	—	—	—	—	—	59,463

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	—	—

Change in fair value of awards granted in prior years that remain unvested at year end

RSU	4,596,143	41,398	(525,492)	540,655	6,349	(21,619)

PSU	11,708,999	(461,238)	—	1,094,157	(51,596)	—

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	—	(3,453)

Compensation Actually Paid	32,357,272	10,653,090	4,613,785	5,023,217	1,885,751	1,715,633

Non-PEO NEO Average Total Compensation Amount	$ 2,288,043	1,389,533	2,283,536
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,023,217	1,885,751	1,715,633
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of compensation actually paid (as used and required to be computed in accordance with SEC rules, “CAP”). The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year. The following additions/(deductions) were applied to total compensation as reported in the Summary Compensation Table in determining compensation actually paid with respect to our CEO and, on average, our other NEOs:

	CEO ($)			Average NEO Excluding CEO ($)
	2022	2021	2020	2022	2021	2020

Total Compensation from SCT	10,359,617	7,126,991	7,948,892	2,288,043	1,389,533	2,283,536

Equity Award Adjustments:

Grant date values in SCT	(7,213,744)	(4,999,999)	(6,469,226)	(1,236,031)	(753,799)	(960,544)

Year-end fair value of awards granted during the year that remain unvested at year end

RSU	5,641,907	3,549,365	1,541,495	1,000,919	556,553	312,925

PSU	3,972,930	5,299,051	3,150,770	—	724,910	429,511

PU	2,540,087	—	—	1,213,929	—	—

Stock Option	—	—	—	—	—	—

Change in fair value of awards granted in prior years and vested during the year

RSU	752,290	97,522	(1,032,654)	118,478	18,553	(402,411)

PSU	(957)	—	—	3,067	—	—

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	(4,752)	(41,238)

Vesting date fair value of awards granted and vested during the year

RSU	—	—	—	—	—	59,463

PSU	—	—	—	—	—	59,463

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	—	—

Change in fair value of awards granted in prior years that remain unvested at year end

RSU	4,596,143	41,398	(525,492)	540,655	6,349	(21,619)

PSU	11,708,999	(461,238)	—	1,094,157	(51,596)	—

PU	—	—	—	—	—	—

Stock Option	—	—	—	—	—	(3,453)

Compensation Actually Paid	32,357,272	10,653,090	4,613,785	5,023,217	1,885,751	1,715,633

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay for Performance Alignment
The three most important financial performance measures used by our Compensation Committee to link CAP to our CEO and other NEOs in 2022, calculated in accordance with SEC regulations, to company performance is set forth below. The role of each of these performance measures in determining our NEOs’ compensation is discussed in the CD&A above.
Adjusted EBITDA
Free Cash Flow
Total Shareholder Return

Total Shareholder Return Amount	$ 137.91	52.99	51.34
Peer Group Total Shareholder Return Amount	112.94	69.9	57.7
Net Income (Loss)	$ 314,969,000	$ (119,423,000)	$ (346,883,000)
Company Selected Measure Amount	656,830,000	113,962,000	78,976,000
PEO Name	Mr. Drummond
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Grant Date Values In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,213,744)	$ (4,999,999)	$ (6,469,226)
PEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,641,907	3,549,365	1,541,495
PEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,972,930	5,299,051	3,150,770
PEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,540,087	0	0
PEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	752,290	97,522	(1,032,654)
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(957)	0	0
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,596,143	41,398	(525,492)
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,708,999	(461,238)	0
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Values In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,236,031)	(753,799)	(960,544)
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,000,919	556,553	312,925
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	724,910	429,511
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,213,929	0	0
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted During The Year That Remain Unvested At Year End Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,478	18,553	(402,411)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,067	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested During The Year Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,752)	(41,238)
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	59,463
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	59,463
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Year Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	540,655	6,349	(21,619)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,094,157	(51,596)	0
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End PU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested At Year End Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (3,453)